LION BATTERY TECHNOLOGIES INC. (Tables)	9 Months Ended
May 31, 2022
Disclosure of detailed information about investment property [abstract]
Disclosure of gross funding to Lion [Table Text Block]
DATE	GROSS FUNDING TO LION
JULY 2019	$1,100
JUNE 2020	$700
FEBRUARY 2021	$700
FEBRUARY 2022	$500